UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended June 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    375 Park Avenue, Suite #3704
            New York, New York 10152


13F File Number: 028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:


/s/ David Elias                 New York, New York           August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $332,061

                                        (thousands)


List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                 Echo Street Capital Management LLC
                                                           June 30, 2012

COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------------    --------- --------   -------------------  ----------  --------  --------------------
                                                            VALUE    SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS    PRN AMT  SHARED NONE
--------------                --------------    --------- --------   -------   ---  ----  ----------  --------  -------  ------ ----
ABERCROMBIE & FITCH CO        CL A              002896207   3,789    110,975   SH            SOLE       NONE    110,975
ACE LTD                       SHS               H0023R105   1,449     19,549   SH            SOLE       NONE     19,549
ADVANCE AUTO PARTS INC        COM               00751Y106   4,130     60,545   SH            SOLE       NONE     60,545
AIRGAS INC                    COM               009363102   7,457     88,759   SH            SOLE       NONE     88,759
AMERICAN TOWER CORP NEW       COM               03027X100   9,828    140,584   SH            SOLE       NONE    140,584
ATWOOD OCEANICS INC           COM               050095108   3,807    100,609   SH            SOLE       NONE    100,609
AUTOZONE INC                  COM               053332102  23,513     64,039   SH            SOLE       NONE     64,039
AXIS CAPITAL HOLDINGS INV     SHS               G0692U109   1,621     49,800   SH            SOLE       NONE     49,800
BALL CORP                     COM               058498106   3,245     79,058   SH            SOLE       NONE     79,058
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702   5,961     71,533   SH            SOLE       NONE     71,533
BROWN & BROWN INC             COM               115236101   4,228    155,027   SH            SOLE       NONE    155,027
CHOICE HOTELS INTL INC        COM               169905106   1,002     25,100   SH            SOLE       NONE     25,100
CHRISTOPHER & BANKS CORP      COM               171046105     584    495,067   SH            SOLE       NONE    495,067
CINEMARK HOLDINGS INC         COM               17243V102   6,635    290,361   SH            SOLE       NONE    290,361
COPART INC                    COM               217204106  20,774    876,906   SH            SOLE       NONE    876,906
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407  12,319    418,316   SH            SOLE       NONE    418,316
CROWN CASTLE INTL CORP        COM               228227104  12,424    211,796   SH            SOLE       NONE    211,796
CROWN HOLDINGS INC            COM               228368106   9,606    278,513   SH            SOLE       NONE    278,513
CSX CORP                      COM               126408103   5,937    265,538   SH            SOLE       NONE    265,538
ENTERTAINMENT PPTYS TR        PFD C CNV 5.75%   29380T402     321     16,983   SH            SOLE       NONE     16,983
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E  29380T600   7,401    271,087   SH            SOLE       NONE    271,087
EQUINIX INC                   COM NEW           29444U502   5,630     32,050   SH            SOLE       NONE     32,050
EVEREST RE GROUP LTD          COM               G3223R108  11,957    115,536   SH            SOLE       NONE    115,536
FAMILY DLR STORES INC         COM               307000109   3,975     59,798   SH            SOLE       NONE     59,798
FEDEX CORP                    COM               31428X106   4,122     45,000   SH            SOLE       NONE     45,000
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200   3,707    141,527   SH            SOLE       NONE    141,527
FISERV INC                    COM               337738108  12,397    171,657   SH            SOLE       NONE    171,657
HEALTH CARE REIT INC          COM               42217K106  15,993    274,321   SH            SOLE       NONE    274,321
HIGHWOODS PPTYS INC           COM               431284108   6,104    181,383   SH            SOLE       NONE    181,383
HOME DEPOT INC                COM               437076102   9,202    173,663   SH            SOLE       NONE    173,663
HOME PROPERTIES INC           COM               437306103   1,619     26,388   SH            SOLE       NONE     26,388
INTERCONTINENTAL HTLS GRP PL  SPONS ADR NEW     45857P301  10,785    447,504   SH            SOLE       NONE    447,504
LKQ CORP                      COM               501889208  19,965    598,378   SH            SOLE       NONE    598,378
LOWES COS INC                 COM               548661107   6,733    236,738   SH            SOLE       NONE    236,738
MICROSOFT CORP                COM               594918104   4,029    131,711   SH            SOLE       NONE    131,711
MID-AMER APT CMNTYS INC       COM               59522J103   3,919     57,434   SH            SOLE       NONE     57,434
NATIONAL RETAIL PPTYS INC     COM               637417106   3,806    134,546   SH            SOLE       NONE    134,546
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   4,574    140,619   SH            SOLE       NONE    140,619
ORACLE CORP                   COM               68389X105   7,940    267,340   SH            SOLE       NONE    267,340
REPUBLIC SVCS INC             COM               760759100   3,638    137,491   SH            SOLE       NONE    137,491
ROWAN COMPANIES PLC           SHS CL A          G7665A101   8,383    259,309   SH            SOLE       NONE    259,309
SIMON PPTY GROUP INC NEW      COM               828806109   2,179     13,998   SH            SOLE       NONE     13,998
SUNSTONE HOTEL INVS INC NEW   COM               867892101     912     82,956   SH            SOLE       NONE     82,956
TANGER FACTORY OUTLET CTRS I  COM               875465106   6,716    209,533   SH            SOLE       NONE    209,533
TAUBMAN CTRS INC              COM               876664103   5,161     66,893   SH            SOLE       NONE     66,893
UDR INC                       COM               902653104   5,344    206,807   SH            SOLE       NONE    206,807
WELLS FARGO & CO NEW          COM               949746101  12,173    364,021   SH            SOLE       NONE    364,021
YUM BRANDS INC                COM               988498101   5,067     78,652   SH            SOLE       NONE     78,652



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